Subsequent events (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 27, 2025	Jan. 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2025	Apr. 30, 2021	Jan. 31, 2020
Subsequent events
Repurchase of nominal amount					$ 731,000	$ 0	$ 172,522,000
Divestment of non-operated working interest | Llanos 32 Block (Colombia) [Member]
Subsequent events
Total Consideration Receivable								$ 19,000,000
Adjustment for working capital								$ 3,660,000
Divestment of non-operated working interest | Manati Field (Brazil) [Member]
Subsequent events
Total Consideration Receivable	$ 1,000,000
Additional payment of contingent consideration	$ 1,000,000
Percentage of non-operated working interest	10.00%
Proceeds from advance	$ 500,000
Announcing or commencing implementation of major restructuring
Subsequent events
Termination benefits expense			$ 1,550,000
2030 Notes | Entering Into Debt Commitments | Minimum
Subsequent events
Ratio Of Adjusted EBITDA To Interest		2.5
2030 Notes | Entering Into Debt Commitments | Maximum
Subsequent events
Ratio Of Net Debt To Adjusted EBITDA		3.5
2030 Notes | Issuance of Notes
Subsequent events
Notional amount		$ 550,000,000
Debt Instrument Issued Price, Percent		100.00%
Borrowings, interest rate		8.75%
Percentage of effective return of borrowings		8.75%
Notes due 2027
Subsequent events
Notional amount									$ 150,000,000	$ 350,000,000
Debt Instrument Issued Price, Percent									101.875%	99.285%
Borrowings, interest rate										5.50%
Repurchase of nominal amount		$ 405,333,000
Notes due 2027 | Minimum
Subsequent events
Ratio Of Adjusted EBITDA To Interest										2.5
Notes due 2027 | Maximum
Subsequent events
Ratio Of Net Debt To Adjusted EBITDA										3.25
Notes due 2027 | Entering Into Debt Commitments
Subsequent events
Repurchase of nominal amount		405,333,000
Vitol
Subsequent events
Proceeds from offtake and prepayment agreements				$ 152,000,000
Vitol | Offtake and prepayment agreements | Maximum
Subsequent events
Proceeds from offtake and prepayment agreements		$ 152,000,000